TRADE AND OTHER RECEIVABLES, NET - Aging (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
Aging of trade receivable:
Trade and other receivables, net	$ 344,080	$ 403,907
Credit risk
Aging of trade receivable:
Trade and other receivables, net	98,110	157,379
Credit risk | Current
Aging of trade receivable:
Trade and other receivables, net	64,195	83,431
Credit risk | 1-30 days
Aging of trade receivable:
Trade and other receivables, net	11,914	26,678
Credit risk | 31-60 days
Aging of trade receivable:
Trade and other receivables, net	3,134	6,513
Credit risk | 61-90 days
Aging of trade receivable:
Trade and other receivables, net	3,169	5,505
Credit risk | Over 90 days
Aging of trade receivable:
Trade and other receivables, net	$ 15,698	$ 35,252